CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Loss for the year	$ (108,980)	$ (88,890)
Items not affecting cash
Accretion	546	154
Change in fair value of convertible debenture	164
Depreciation	2,400	1,912
Flow-through share premium recovery	(5,078)	(13,326)
Gain on sale of royalty		(9,463)
Loss (gain) on marketable securities	544	(1,007)
Loss on sale of equipment		87
Share-based payments	11,987	10,971
Transaction costs attributed to the liability portion of convertible debenture	47
Write-down of capital assets	65
Deferred income tax recovery	(644)
Changes in non-cash operating working capital
Receivables	3,362	1,783
Prepaid expenses	(188)	4,432
Accounts payable and accrued liabilities	5,177	(34)
Net cash used in operating activities	(90,598)	(93,381)
INVESTING ACTIVITIES
Purchase of marketable securities		(1,652)
Proceeds from sale of marketable securities	396	11
Deposits refunded (paid)	(125)	305
Exploration and evaluation asset expenditures	(14,354)	(379)
Purchase of net smelter return royalty		(17,500)
Net proceeds from sale of net smelter return royalty	56,000	26,963
Purchase of capital assets	(8,749)	(1,342)
Proceeds from disposal of capital assets		255
Settlement of other liabilities arising from mineral property acquisitions	(1,900)
Consideration paid on acquisition of QuestEx Gold & Copper Ltd.		(18,749)
Transaction costs on acquisition of QuestEx Gold & Copper Ltd.		(889)
Cash acquired on acquisition of QuestEx Gold & Copper Ltd.		5,037
Proceeds from sale of assets acquired from QuestEx Gold & Copper Ltd.		19,341
Net cash provided by investing activities	31,268	11,401
FINANCING ACTIVITIES
Lease payments	(991)	(477)
Proceeds from bought deal financing	73,537	34,500
Proceeds from private placements	15,275	18,040
Proceeds from issuance of convertible debenture	25,000
Proceeds from option exercises	1,034	2,485
Proceeds from warrant exercises	65	30,375
Share issue costs	(4,057)	(2,654)
Net cash provided by financing activities	109,863	82,269
Change in cash and cash equivalents during the year	50,533	289
Cash and cash equivalents, beginning of the year	40,602	40,313
Cash and cash equivalents, end of the year	91,135	40,602
Cash	90,760	40,345
Cash equivalents	$ 375	$ 257